EMPLOYEE POST-RETIREMENT BENEFITS - Net Change in Level III Fair Value (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	$ 4,479
Plan assets at fair value – end of year	4,576	$ 4,479
Significant Unobservable Inputs (Level III)
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	417	379
Purchases and sales	100	42
Realized and unrealized losses	48	(4)
Plan assets at fair value – end of year	$ 565	$ 417